UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one):  |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Vermillion Asset Management, LLC
Address:                267 Fifth Avenue, 7th Floor
                        New York, NY 10016

Form 13F File Number:   28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher Zuech
Title:   Chief Compliance Officer
Phone:   212-683-8816

Signature, Place and Date of Signing:


/s/ Christopher Zuech            New York, NY                 July 29, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT
|_| 13F NOTICE
|_| 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                   0

Form 13F Information Table Entry Total                              98

Form 13F Information Table Value Total:          $ 153,294 (thousands)

List of Other Included Managers: None

                                                                        Shares or
                                        Title of                Value   Principal  SH/  PUT/  Investment  Other    Voting Authority
       Name of Issuer                    Class       Cusip    (x$1,000)   Amount   PRN  CALL  Discretion Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
* ALCOA INC COM                           COM      013817101     7066    684,000   SH             SOLE     None
ALCOA INC NOTE 5.250% 3/1 ADDEDPut        PUT      0138178VK      800     10,000        Put       SOLE     None
* AMAZON COM INC COM                      COM      023135106     4183     50,000   SH             SOLE     None
* APPLE INC COMCall                       CALL     0378339JK     1728      2,700        Call      SOLE     None
YAMANA GOLD INC Call                      CALL     98462Y9GC       20      4,000        Call      SOLE     None
YAMANA GOLD INC Put                       PUT      98462Y8SJ       20      4,000        Put       SOLE     None
* BAIDU INC SPON ADR REP APut             PUT      0567528XD      522        400        Put       SOLE     None
* BAIDU INC SPON ADR REP APut             PUT      0567528XF      319        200        Put       SOLE     None
* BUNGE LIMITED COM                       COM      G1696210      2729     45,300   SH             SOLE     None
* BUNGE LIMITED COMCall                   CALL     G169629JP      124      1,500        Call      SOLE     None
* BUNGE LIMITED COMCall                   CALL     G169629JO      397      2,690        Call      SOLE     None
* BUNGE LIMITED COMPut                    PUT      G169628VJ      581      2,300        Put       SOLE     None
* BUNGE LIMITED COMPut                    PUT      G169628VK      627      1,530        Put       SOLE     None
* BUNGE LIMITED COMPut                    PUT      G169628VL      378        600        Put       SOLE     None
* BAIDU INC SPON ADR REP A                SPON A   056752108     2830      9,400   SH             SOLE     None
* BAIDU INC SPON ADR REP ACall            CALL     0567529LN      345        200        Call      SOLE     None
* BANK OF AMERICA CORPORATION COMCall     CALL     0605059GN      340     10,000        Call      SOLE     None
* BANK OF AMERICA CORPORATION COMCall     CALL     0605059GO       79      5,091        Call      SOLE     None
* BANK OF AMERICA CORPORATION COMPut      PUT      0605058SL        2         59        Put       SOLE     None
* BANK OF AMERICA CORPORATION COMPut      PUT      0605058TJ       46      2,000        Put       SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Call                                  CALL     2328069IB      289      6,414        Call      SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Call                                  CALL     2328069IK       76        507        Call      SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Call                                  CALL     2328069IL       99      1,100        Call      SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Put                                   PUT      2328068UF       18      3,507        Put       SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Put                                   PUT      2328068UG       20      1,353        Put       SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Put                                   PUT      2328068UK       29        963        Put       SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Put                                   PUT      2328068XG      131      3,738        Put       SOLE     None
CYPRESS SEMICONDUCTOR CORP NOTE 1.000%
 9/1Put                                   PUT      2328068XK       20        325        Put       SOLE     None
* FAMILY DLR STORES INC COM               COM      307000109      142      5,000   SH             SOLE     None
FAMILY DOLLAR STORES Call                 CALL     3070009GU        8      1,626        Call      SOLE     None
FAMILY DOLLAR STORES Put                  PUT      3070008SY      117      1,616        Put       SOLE     None
* FRONTIER OIL CORP COM                   COM      35914P105      577     44,000   SH             SOLE     None
* FOSTER WHEELER AG COM                   SHS NE   H27178104     1187     50,000   SH             SOLE     None
SPDR TR SERIES 1 Put                      PUT      78462F8XH      863     15,000        Put       SOLE     None
* GOOGLE INC CL APut                      PUT      38259P8UT       78        800        Put       SOLE     None
* GOOGLE INC CL APut                      PUT      38259P8XL      221        150        Put       SOLE     None
* GOOGLE INC CL ACall                     CALL     38259P9IK      308        800        Call      SOLE     None
* GOOGLE INC CL ACall                     CALL     38259P9LV      113        150        Call      SOLE     None
* RANDGOLD RES LTD ADRCall                CALL     7523449IO     1250      5,100        Call      SOLE     None
* RANDGOLD RES LTD ADRCall                CALL     7523449IY        6        630        Call      SOLE     None
* RANDGOLD RES LTD ADRCall                CALL     7523449LR      436      2,100        Call      SOLE     None
* RANDGOLD RES LTD ADRCall                CALL     7523449LT      368      3,422        Call      SOLE     None
* RANDGOLD RES LTD ADRPut                 PUT      7523448UJ      311      2,142        Put       SOLE     None
* RANDGOLD RES LTD ADRPut                 PUT      7523448XI      107        450        Put       SOLE     None
* RANDGOLD RES LTD ADRPut                 PUT      7523448XK     2927      5,522        Put       SOLE     None
* PETROHAWK ENERGY CORP COMCall           CALL     7164959IF       69      2,300        Call      SOLE     None
* HOLLY CORP COM PAR $0.01                COM      435758305      611     34,000   SH             SOLE     None
* ROYAL GOLD INC COMPut                   PUT      7802878SH        8         82        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRCall       CALL     64110W9ID       94        260        Call      SOLE     None
* NETEASE COM INC SPONSORED ADRCall       CALL     64110W9IG      811      2,617        Call      SOLE     None
* NETEASE COM INC SPONSORED ADRCall       CALL     64110W9IH      804      6,185        Call      SOLE     None
* SINA CORP ORDCall                       CALL     G814779LH      260      2,000        Call      SOLE     None
* SINA CORP ORDPut                        PUT      G814778XE      795      2,944        Put       SOLE     None
INTEL CORP SDCV 2.950%12/1Call            CALL     4581409GC      830      5,000        Call      SOLE     None
INTEL CORP SDCV 2.950%12/1Put             PUT      4581408SC       53      5,000        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRPut        PUT      64110W8UE      187      4,667        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRPut        PUT      64110W8UF       30        600        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRPut        PUT      64110W8UG       80      1,227        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRPut        PUT      64110W8UH      124      1,550        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRPut        PUT      64110W8UI       31        313        Put       SOLE     None
* NETEASE COM INC SPONSORED ADRPut        PUT      64110W8XG      435      3,000        Put       SOLE     None
* PG&E CORP COM                           COM      69331C108      538     14,000   SH             SOLE     None
* POTASH CORP SASK INC COM                COM      73755L107     4466     48,000   SH             SOLE     None
* POTASH CORP SASK INC COMCall            CALL     73755L9LM      137      2,100        Call      SOLE     None
* POTASH CORP SASK INC COMPut             PUT      73755L8XT     2655      1,500        Put       SOLE     None
* APPLE INC COMPut                        PUT      0378338VT      338      3,000        Put       SOLE     None
* CTRIP COM INTL LTD ADRCall              CALL     22943F9LJ      368        675        Call      SOLE     None
* CTRIP COM INTL LTD ADRCall              CALL     22943F9LK      188        500        Call      SOLE     None
* CTRIP COM INTL LTD ADRPut               PUT      22943F8XG      311      1,175        Put       SOLE     None
* SHANDA INTERACTIVE ENTMT LTD
 SPONSORED ADRCall                        CALL     81941Q9IM      394      2,018        Call      SOLE     None
* SHANDA INTERACTIVE ENTMT LTD
 SPONSORED ADRPut                         PUT      81941Q8UI      449      1,231        Put       SOLE     None
* SHANDA INTERACTIVE ENTMT LTD
 SPONSORED ADRPut                         PUT      81941Q8UJ       61        105        Put       SOLE     None
* POWERSHARES QQQ TRUST UNIT SER 1        UNIT S   73935A104    21828    600,000   SH             SOLE     None
* AMAZON COM INC COMCall                  CALL     0231359JD      138      4,000        Call      SOLE     None
* AMAZON COM INC COMCall                  CALL     0231359JS      624      1,744        Call      SOLE     None
* RESEARCH IN MOTION LTD COMPut           PUT      7609758XL     1408      2,503        Put       SOLE     None
* RESEARCH IN MOTION LTD COM              COM      760975102     2135     30,000   SH             SOLE     None
* RESEARCH IN MOTION LTD COMCall          CALL     7609759LL      477      2,503        Call      SOLE     None
* SINA CORP ORD                           ORD      G81477104     1032     35,000   SH             SOLE     None
* ISHARES SILVER TRUST ISHARES            ISHARE   46428Q109     3211    240,000   SH             SOLE     None
* ISHARES SILVER TRUST ISHARESCall        CALL     46428Q9AS      850     20,000        Call      SOLE     None
* ISHARES SILVER TRUST ISHARESCall        CALL     46428Q9JW      181     24,190        Call      SOLE     None
* ISHARES SILVER TRUST ISHARESPut         PUT      46428Q8ML     1700     20,000        Put       SOLE     None
* ISHARES SILVER TRUST ISHARESPut         PUT      46428Q8VJ      302     24,190        Put       SOLE     None
* SEMICONDUCTOR HLDRS TR DEP RCPT         DEP RC   816636203     9009    420,000   SH             SOLE     None
* SPDR TR UNIT SER 1                      UNIT S   78462F103    45285    492,500   SH             SOLE     None
* SUNOCO INC COM                          COM      86764P109      603     26,000   SH             SOLE     None
* SPDR TR UNIT SER 1Put                   PUT      78462F8XJ     1043     15,000        Put       SOLE     None
* TARGET CORP COM                         COM      87612E106     4539    115,000   SH             SOLE     None
* TARGET CORP COMPut                      PUT      87612E8VJ      822      4,037        Put       SOLE     None
* TARGET CORP COMCall                     CALL     87612E9JK       28      4,037        Call      SOLE     None
* TESORO CORP COM                         COM      881609101      611     48,000   SH             SOLE     None
* UNITED STATES NATL GAS FUND UNITPut     PUT      9123188VM     4813     30,080        Put       SOLE     None
FOSTER WHEELER LTD Put                    PUT      H271788ML     1820        500        Put       SOLE     None
* NVIDIA CORP COMCall                     CALL     67066G9IB      975      5,000        Call      SOLE     None
* NVIDIA CORP COMPut                      PUT      67066G8UB      313      5,000        Put       SOLE     None
* VALERO ENERGY CORP NEW COM              COM      91913Y100      608     36,000   SH             SOLE     None
* AMAZON COM INC COMPut                   PUT      0231358VM      975      5,000        Put       SOLE     None

                                                              153,294